Convertible Preferred Shares - Additional Information (Detail)		12 Months Ended
	Oct. 18, 2017 shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares
Temporary Equity [Line Items]
Conversion ratio for preferred shares to ordinary shares		The initial conversion ratio for Preferred Shares to Ordinary Shares shall be 1:1.	The initial conversion ratio for Preferred Shares to Ordinary Shares shall be 1:1.
Proceeds from issuance of ordinary shares		$ 820,671,160	¥ 5,339,532,767
Annual rate of non-cumulative dividends		8.00%	8.00%
Redemption description		The Preferred Shares are redeemable by the holders at any time after the earlier of the occurrence of the following event: (i) the Company fails to complete a Qualified IPO before September 30, 2020, (ii) any material adverse change in the regulatory environment, (iii) any material breach of the Preferred Share Purchase Agreement, at an amount equal to the sum of the Adjusted Issue Price, plus an amount accruing daily at 8% per annum and all declared but unpaid dividends.	The Preferred Shares are redeemable by the holders at any time after the earlier of the occurrence of the following event: (i) the Company fails to complete a Qualified IPO before September 30, 2020, (ii) any material adverse change in the regulatory environment, (iii) any material breach of the Preferred Share Purchase Agreement, at an amount equal to the sum of the Adjusted Issue Price, plus an amount accruing daily at 8% per annum and all declared but unpaid dividends.
Preferred shares accretion		$ 0
Minimum [Member]
Temporary Equity [Line Items]
IPO valuation		1,000,000,000
Proceeds from issuance of ordinary shares		$ 30,000,000
Class A Voting Ordinary Shares [Member]
Temporary Equity [Line Items]
Conversion to Class A ordinary shares | shares	222,460,486	222,460,486	222,460,486
Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Temporary equity shares outstanding | shares			0
Amount of dividends declared | ¥			¥ 0
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Stockholders election percentage		80.00%	80.00%
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Stockholders election percentage		75.00%	75.00%
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Stockholders election percentage		50.00%	50.00%